Business Combinations - Additional Information (Details) shares in Millions, $ in Millions					12 Months Ended
	Oct. 31, 2020 EUR (€)	May 06, 2020 EUR (€) NeoantigenTargetedTherapy shares	Jan. 06, 2020 EUR (€)	Jan. 01, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 06, 2020 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Operating loss					€ (82,417,000)	€ (181,518,000)	€ (53,854,000)
Revenues					482,325,000	108,589,000	€ 127,575,000
Share capital					246,310,000	232,304,000
Lipocalyx GmbH
Disclosure Of Business Combinations [Line Items]
Name of acquiree			Lipocalyx GmbH
Cash consideration			€ 6,500,000			6,516,000
Date of acquisition			Jan. 06, 2020
Estimated contingent consideration			€ 600,000			572,000
Operating loss			(1,700,000)
Revenues			200,000
Transaction costs			€ 17,000
Lipocalyx GmbH | Phase 1 Clinical Trial
Disclosure Of Business Combinations [Line Items]
Contingent cash consideration						1,000,000
Lipocalyx GmbH | Phase 2 Clinical Trial
Disclosure Of Business Combinations [Line Items]
Contingent cash consideration						€ 1,000,000
BioNTech US Inc.
Disclosure Of Business Combinations [Line Items]
Cash consideration		€ 342,000
Operating loss				€ (59,800,000)	(28,500,000)
Revenues					0
Transaction costs		1,100,000
Aggregate value of merger consideration		€ 89,900,000						$ 97.1
American depositary shares | shares		1,935,488						1,935,488
Deferred tax liabilities recognized		€ 8,000,000
Share capital		€ 1,300,000
BioNTech US Inc. | In-process R&D
Disclosure Of Business Combinations [Line Items]
Intangible assets, number of neoantigen targeted therapies under development | NeoantigenTargetedTherapy		2
BioNTech Manufacturing Marburg GmbH
Disclosure Of Business Combinations [Line Items]
Name of acquiree	Novartis Manufacturing GmbH
Cash consideration	€ 77,853,000
Date of acquisition	Oct. 31, 2020
Operating loss					(6,700,000)
Revenues					€ 0
Transaction costs	€ 1,400,000
Bargain purchase	€ 7,002,000